Matthews Korea Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 79.3%

	Shares	Value

INFORMATION TECHNOLOGY: 21.0%
Semiconductors & Semiconductor Equipment: 8.3%
SK Hynix, Inc.	64,641	$3,697,480
LEENO Industrial, Inc.	26,621	2,290,212
Hana Materials, Inc.	24,257	480,696

		6,468,388

Electronic Equipment, Instruments & Components: 6.4%
Park Systems Corp.	34,150	2,291,762
Samsung SDI Co., Ltd.	5,355	2,014,249
Samsung Electro-Mechanics Co., Ltd.	8,535	658,513

		4,964,524

Technology Hardware, Storage & Peripherals: 6.3%
Samsung Electronics Co., Ltd.	134,635	4,943,697
Total Information Technology		16,376,609

CONSUMER DISCRETIONARY: 15.4%
Automobiles: 7.0%
Hyundai Motor Co.	22,643	2,763,319
Kia Corp.	53,754	2,675,444
		5,438,763

Internet & Direct Marketing Retail: 4.1%
Coupang, Inc.[b]	192,001	3,200,657

Auto Components: 2.6%
HL Mando Co., Ltd.	66,524	2,035,179

Multiline Retail: 1.7%
Shinsegae, Inc.	8,349	1,334,089
Total Consumer Discretionary		12,008,688

HEALTH CARE: 9.8%
Pharmaceuticals: 6.7%
Yuhan Corp.	78,904	2,975,613
DongKook Pharmaceutical Co., Ltd.	199,345	2,242,148

		5,217,761

Life Sciences Tools & Services: 3.1%
Samsung Biologics Co., Ltd.[b,c,d]	4,262	2,385,740

Total Health Care		7,603,501

FINANCIALS: 7.8%
Banks: 5.2%
Shinhan Financial Group Co., Ltd.	89,591	2,081,123
KB Financial Group, Inc.	65,496	1,977,883

		4,059,006

Insurance: 2.6%
Samsung Fire & Marine Insurance Co., Ltd.	15,508	1,983,448

Total Financials		6,042,454

COMMUNICATION SERVICES: 5.9%
Interactive Media & Services: 3.2%
NAVER Corp.	12,490	1,663,871
Kakao Corp.	20,257	797,102

		2,460,973

	Shares	Value

Wireless Telecommunication Services: 2.2%
SK Telecom Co., Ltd.	48,445	$1,710,284

Entertainment: 0.5%
HYBE Co., Ltd.[b]	4,348	404,082

Total Communication Services		4,575,339

CONSUMER STAPLES: 5.6%
Food & Staples Retailing: 2.9%
BGF Retail Co., Ltd.	19,657	2,261,778

Tobacco: 2.7%
KT&G Corp.	34,706	2,095,548

Total Consumer Staples		4,357,326

ENERGY: 5.5%
Oil, Gas & Consumable Fuels: 5.5%
S-Oil Corp.	40,369	2,283,542
SK Innovation Co., Ltd.[b]	20,528	2,034,277

Total Energy		4,317,819

INDUSTRIALS: 4.7%
Machinery: 2.3%
Hyundai Mipo Dockyard Co., Ltd.[b]	24,834	1,768,200

Construction & Engineering: 1.3%
Samsung Engineering Co., Ltd.[b]	65,070	1,024,320

Marine: 1.1%
Pan Ocean Co., Ltd.	291,036	907,034

Total Industrials		3,699,554

MATERIALS: 2.6%
Chemicals: 2.6%
LG Chem Ltd.	5,580	2,060,333

Total Materials		2,060,333

REAL ESTATE: 1.0%
Equity REITs: 1.0%
ESR Kendall Square REIT Co., Ltd.	227,771	800,281

Total Real Estate		800,281

TOTAL COMMON EQUITIES		61,841,904
(Cost $76,643,937)

PREFERRED EQUITIES: 16.2%

INFORMATION TECHNOLOGY: 16.2%
Technology Hardware, Storage & Peripherals: 16.2%
Samsung Electronics Co., Ltd., Pfd.	387,535	12,588,259

Total Information Technology		12,588,259

TOTAL PREFERRED EQUITIES		12,588,259
(Cost $10,718,591)

matthewsasia.com | 800.789.ASIA	1

Matthews Korea Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value

TOTAL INVESTMENTS: 95.5%	$74,430,163
(Cost $87,362,528)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.5%	3,516,389

NET ASSETS: 100.0%	$77,946,552

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $2,385,740, which is 3.06% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS